Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 494,701,093.44
Total Fee Amount	68,318.22
Total Offset Amount	0.00
Net Fee	$ 68,318.22
Offering Table N/A
Offset Table N/A	N/A